MARKETABLE SECURITES - Marketable securities (Details) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Accounting Policies [Abstract]
Beginning fair value	$ 38,000	$ 190,000
Unrealized losses included in accumulated other comprehensive income	(19,000)	(152,000)
Net carrying value	$ 19,000	$ 38,000